SCHEDULE OF WARRANT RESERVE (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Warrant Liabilities And Warrant Reserve
At beginning of year		$ 73,930
Warrant reserve capitalized in the year		(73,930)
Cashless exercise of warrants			73,930
At end of year			$ 73,930